Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Revenue from Contracts with Customers [Abstract]
Schedule of Revenue from Contracts with Customers on Pimary Geographical Markets [Text Block]

	For the year ended December 31, 2018
	Display segment	Energy segment	To tal segments
	(in thousands)
Primary geographical markets:
PRC	$112,542,529	1,089,508	113,632,037
Taiwan	93,126,115	6,231,767	99,357,882
Singapore	39,363,415	7,515	39,370,930
Japan	19,748,373	1,418,491	21,166,864
Others	26,004,322	8,102,354	34,106,676
	$290,784,754	16,849,635	307,634,389

Schedule of Revenue from Contracts with Customers on Major Products [Text Block]
Major products:
Products for Televisions	$113,194,567	-	113,194,567
Products for Mobile PCs and Devices	74,375,305	-	74,375,305
Products for Monitors	47,024,353	-	47,024,353
Products for Commercial and Others (i)	56,190,529	-	56,190,529
Solar Products	-	16,849,635	16,849,635
	$290,784,754	16,849,635	307,634,389

Schedule of Revenue from Contracts on Major Customers [Text Block]
Major customers:
Customer A	$35,358,013	-	35,358,013
Others (individually not greater than 10%)	255,426,741	16,849,635	272,276,376
	$290,784,754	16,849,635	307,634,389